Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Potentially Anti-Dilutive Shares	For the three and six months ended June 30, 2025, potentially anti-dilutive shares were 342,501.

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Options to purchase common stock	183	266	183	266
Warrants to purchase common stock	3,270,821	180,707	4,247,163	180,707
Shares issuable upon conversion of Series A Convertible Preferred Stock	—	1	1	1
Restricted Stock Units	—	161,527	330,972	161,527
Potential equivalent shares excluded	3,271,004	342,501	4,578,319	342,501

The following securities were included in the computation of diluted net earnings per share as their effect would have been dilutive for the three months ended June 30, 2026 and 2025:

	Three Months Ended
	June 30, 2026	June 30, 2025
Prefunded warrants	976,323	—
Shares issuable upon conversion of Series A Convertible Preferred Stock	1	—
Incremental Restricted Stock Units	174,891	—
Potential equivalent shares excluded	1,151,215	—
There were 2,626,254 and 180,986 potentially dilutive shares, which include outstanding common stock options, and warrants, as of December 31, 2025 and 2024, respectively.

	December 31, 2025	December 31, 2024
Options to purchase common stock	236	278
Warrants to purchase common stock	2,478,848	180,707
Shares issuable upon conversion of Series A Convertible Preferred Stock	1	1
Restricted Stock Units	147,169	—
Potential equivalent shares excluded	2,626,254	180,986

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis	The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall:

	June 30, 2026
Assets	Level 1	Level 2	Level 3	Total
Digital Assets	$1,904,954	$—	$—	$1,904,954
Total assets measured at fair value	$1,904,954	$—	$—	$1,904,954

	June 30, 2026
Assets	Level 1	Level 2	Level 3	Total
Warrant liability	$—	$—	$555,306	$555,306
Total liabilities measured at fair value	$—	$—	$555,306	$555,306